SHARE CAPITAL - Disclosure of dividend declared (Details)	12 Months Ended
Dec. 31, 2025 $ / shares
February 19, 2025 [Member]
Disclosure of classes of share capital [line items]
Declaration Date	Feb. 19, 2025
Record Date	Feb. 28, 2025
Dividend per Common Share	$ 0.0057
May 7, 2025 [Member]
Disclosure of classes of share capital [line items]
Declaration Date	May 07, 2025
Record Date	May 16, 2025
Dividend per Common Share	$ 0.0045
August 13, 2025 [Member]
Disclosure of classes of share capital [line items]
Declaration Date	Aug. 13, 2025
Record Date	Aug. 29, 2025
Dividend per Common Share	$ 0.0048
November 4, 2025 [Member]
Disclosure of classes of share capital [line items]
Declaration Date	Nov. 04, 2025
Record Date	Nov. 14, 2025
Dividend per Common Share	$ 0.0052
February 18, 2026 [Member]
Disclosure of classes of share capital [line items]
Declaration Date	Feb. 18, 2026
Record Date	Feb. 27, 2026
Dividend per Common Share	$ 0.0083